Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net loss			$ (17,868,299)	$ (8,736,845)	$ (9,872,358)	$ 4,845,069
Net loss			(12,002,121)	(2,233,543)	(2,668,889)	4,845,069
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization			8,325,628	1,413,074	4,836,538	1,841,874
Amortization of debt discount			45,000
Gain on change in fair value of warrant liabilities			(691,380)	(828,000)	(69,000)
Gain on disposal of fixed assets				(91,684)	(91,684)
Stock-based compensation			6,005,505	6,846,318	7,951,248
Income tax benefit					(997,702)
Class A common stock issued to employees for services			63,509	255,500
Provision for credit losses			2,557,343	2,282,588	2,815,633	1,531,223
Non-cash operating lease expense			471,966	523,821	705,293	550,425
Gain on extinguishment of liability
Changes in operating assets and liabilities:
Accounts receivable			(3,175,426)	(7,864,274)	(8,785,973)	(3,475,661)
Accounts receivable – related parties			(273,385)	(36,410)	204,826	(396,488)
Inventories			(62,401)	(131,898)	(131,898)	(63,207)
Contract assets			(1,871,028)	3,842,974	4,850,862	(4,795,309)
Contract assets – related parties			(3,581,890)
Prepaids and other current assets			974,118	(689,656)	(1,757,354)	61,852
Other assets			(2,180)	(254,806)	(13,795)
Due from related party						(104,056)
Interest receivable – related parties			(114,393)
Accounts payable			2,431,056	(437,190)	(2,512,834)	4,501,798
Accrued expenses and other current liabilities			(1,573,123)	(1,195,659)	(1,140,780)	1,536,287
Accrued expenses and other current liabilities – related parties			(3,359,101)	(1,985,281)	943,135	2,415,996
Contract liabilities			1,048,858	(3,460,989)	(3,861,063)	2,913,623
Contract liabilities – related parties			(2,000)	(1,160,848)	(1,158,848)	1,160,848
Operating lease payments			(481,298)	(480,270)	(630,963)	(547,140)
Net cash used in operating activities			(11,132,921)	(12,189,535)	(8,716,717)	11,977,134
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment			(1,047,661)	(285,067)	(369,137)	(1,034,666)
Investment in related party note receivable					(3,000,000)
Asset acquisitions					(4,000,000)
Cash acquired in the acquisition of Heliogen			14,596,267
Net cash provided by (used in) investing activities			13,548,606	(285,067)	(7,369,137)	(1,034,666)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of convertible preferred stock, net of transaction costs				9,221,649	9,221,649
Repayments of debt			(3,250,936)	(261,563)	(332,503)	(241,423)
Proceeds from convertible promissory note, net of debt issuance costs					2,440,000
Proceeds from the issuance of debt						311,029
Repayments of finance lease liabilities			(96,653)	(87,728)	(118,416)	(84,678)
Proceeds from private placement					2,716,000
Dividends paid to OpCo class A preferred unit holders			(621,063)		(139,067)
Tax withholdings paid related to stock-based compensation			(160,353)
Distributions to members				(90,000)	(90,000)	(5,173,396)
Net cash (used in) provided by financing activities			(4,129,005)	8,782,358	13,697,663	(5,188,468)
Effect on foreign exchange on cash			(4,895)
NET CHANGE IN CASH AND CASH EQUIVALENTS			(1,718,215)	(3,692,244)	(2,388,191)	5,754,000
Cash and cash equivalents, beginning of period	$ 5,634,115	$ 8,022,306	5,634,115	8,022,306	8,022,306	2,268,306
Cash and cash equivalents, end of the period			3,915,900	4,330,062	5,634,115	8,022,306
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents			3,915,900		5,634,115	8,022,306
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest			85,007	135,980	124,488	103,421
Accrual of distribution to owners						325,000
Cash paid for income taxes
Noncash finance lease expense					136,472	98,881
NON-CASH INVESTING AND FINANCING ACTIVITIES
Net loss attributable to redeemable non-controlling interest			7,131,481	14,986,655
OpCo class A preferred dividends			1,265,303	9,007,034
Subsequent measurement of redeemable non-controlling interest			53,636,919	45,873,807
Class A common stock issued upon vesting of restricted stock awards			25
Class A common stock issued in exchange for class V common stock			1,075
Fair value of class A common stock issued in exchange for OpCo class B units			23,902,500
Reverse recapitalization related deferred taxes and adjustments			(238,491)	112,909
Operating lease right-of-use asset and liability measurement			140,975	790,615
Deferred equity issuance costs				2,769,039	2,769,039
Right-of-use assets obtained in exchange for operating lease liabilities					837,764
Issuance of class A common stock to vendors				891,035	891,035
Issuance of class A common stock to backstop investors				1,569,463	1,569,463
Preferred dividends					9,275,795
Accounts payable settled for loan payable			2,547,877
Net assets acquired in the acquisition of Heliogen			14,424,860
Class A common stock issued in the acquisition of Heliogen			14,424,860
Class A common stock issued in settlement of accrued advisory fees			1,619,729
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			(17,868,299)	(8,736,845)	(9,872,358)	4,845,069
Net loss			(12,002,121)	(2,233,543)	(2,668,889)	4,845,069
Heliogen, Inc.
Net loss	(6,451,000)	(34,507,000)			32,547,000	(129,598,000)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	32,000	795,000			965,000	2,142,000
Impairment charges	861,000	3,354,000			4,706,000	7,774,000
Provision for inventory reserve		1,729,000			1,729,000	2,391,000
Gain on change in fair value of warrant liabilities	17,000	(21,000)			(66,000)	(542,000)
Change in fair value of contingent consideration						(353,000)
Stock-based compensation	788,000	1,967,000			2,633,000	(5,164,000)
Income tax benefit	2,000	4,000			6,000	1,000
Non-cash operating lease expense	355,000	936,000			1,989,000	1,711,000
Gain on lease terminations	(794,000)
Gain on extinguishment of liability	(4,950,000)
Other non-cash operating activities	(138,000)	(159,000)			771,000	(1,304,000)
Changes in operating assets and liabilities:
Receivables, net	410,000	628,000			3,330,000	4,084,000
Inventories		227,000			227,000	(1,713,000)
Prepaids and other current assets	(37,000)	(1,247,000)			381,000	92,000
Trade payables and accrued liabilities	(2,549,000)	258,000			2,223,000	(3,330,000)
Contract liabilities		2,377,000			(15,145,000)	6,689,000
Change in contract loss provisions, net		(577,000)			(75,340,000)	46,888,000
Other non-current assets and liabilities	(157,000)	638,000			195,000	(1,412,000)
Net cash used in operating activities	(12,611,000)	(23,598,000)			(38,849,000)	(71,644,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures		(224,000)			(264,000)	(1,257,000)
Proceeds from sale of property, plant and equipment	54,000	461,000			906,000
Purchases of available-for-sale securities						(97,189,000)
Maturities of available-for-sale securities		12,500,000			12,500,000	185,100,000
Net cash provided by (used in) investing activities	54,000	12,737,000			13,142,000	86,654,000
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options					3,000	1,175,000
Proceeds from issuance of common stock under employee stock purchase plan	14,000	13,000			33,000	184,000
Tax withholdings paid related to stock-based compensation	(33,000)	(28,000)			(95,000)	(21,000)
Payment for fractional shares in connection with the reverse stock split						(7,000)
Net cash (used in) provided by financing activities	(19,000)	(15,000)			(59,000)	1,331,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	(12,576,000)	(10,876,000)			(25,766,000)	16,341,000
Cash and cash equivalents, beginning of period	38,449,000	64,215,000	38,449,000	64,215,000	64,215,000	47,874,000
Cash and cash equivalents, end of the period	25,873,000	53,339,000			38,449,000	64,215,000
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	25,873,000	51,839,000			36,949,000	62,715,000
Short-term restricted cash		500,000			500,000	500,000
Long-term restricted cash		1,000,000			1,000,000	1,000,000
Total cash, cash equivalents and restricted cash	25,873,000	53,339,000			38,449,000	64,215,000
Non-cash investing and financing activities:
Fair value of Project Warrants recognized in equity		94,000			1,907,000	19,000
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and liability measurement		132,000
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(6,451,000)	(34,507,000)			32,547,000	(129,598,000)
As Previously Reported
CASH FLOWS FROM FINANCING ACTIVITIES
Cash and cash equivalents, beginning of period	$ 5,634,115	$ 8,022,306	$ 5,634,115	$ 8,022,306	8,022,306
Cash and cash equivalents, end of the period					$ 5,634,115	$ 8,022,306